EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS (LOSS) PER SHARE [Abstract]
Schedule of Basic and Diluted Earnings (Loss) per Share
	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Numerator:
Net income (loss) attributable to Class A and Class B ordinary shareholders	(16,993,089)	(30,313,029)	24,114,817
Less:
Earnings allocated to participating Series A convertible redeemable preferred shares	-	-	(918,266)
Earnings allocated to participating Series B convertible redeemable preferred shares	-	-	(934,046)
Earnings allocated to participating Series C convertible redeemable preferred shares	-	-	(1,392,790)
Net income (loss) for basic and diluted earnings (loss) per share	(16,993,089)	(30,313,029)	20,869,715

Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding	10,851,287	10,930,412	41,223,389
Dilutive effect of outstanding share options	-	-	6,546,743
Denominator for diluted earnings (loss) per share	10,851,287	10,930,412	47,770,132
Basic earnings (loss) per Class A and Class B ordinary share	(1.57)	(2.77)	0.51
Diluted earnings (loss) per Class A and Class B ordinary share	(1.57)	(2.77)	0.44

Schedule of Anti-Dilutive Shares
	Year Ended December 31,
	2012	2013	2014
Shares issuable upon exercise of share options	5,639,020	8,134,830	—
Shares issuable upon conversion of preferred shares	26,806,102	25,430,831	—